Equity incentive plan (Details - Incentives Unit Activity) - shares	7 Months Ended	12 Months Ended
	Aug. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Options outstanding, beginning balance	3,084,650	3,017,191	2,848,050
Options granted		214,642	176,117
Options Forfeited	(14,499)	(147,183)	(6,976)
Options outstanding,ending balance	3,070,151	3,084,650	3,017,191
Options vested	3,070,151	2,886,439